Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California
The Tax-Exempt Fund of California®
Investment objectives
The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes.

Its secondary objective is preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 34 of the prospectus and on page 64 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Tax-Exempt Fund of California	Class A		Class B	Class C	Class F-1	Class F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none
Redemption or exchange fees	none		none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tax-Exempt Fund of California	Class A	Class B	Class C	Class F-1	Class F-2
Management fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	none
Other expenses	0.05%	0.05%	0.10%	0.15%	0.16%
Total annual fund operating expenses	0.64%	1.39%	1.44%	0.74%	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Tax-Exempt Fund of California (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	438	572	718	1,143
Class B	642	840	961	1,463
Class C	247	456	787	1,724
Class F-1	76	237	411	918
Class F-2	51	160	280	628

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption Tax-Exempt Fund of California (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	142	440	761	1,463
Class C	147	456	787	1,724

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside

California.

Under normal circumstances, the fund will invest at least 80% of its assets in,

or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California -- Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past,

California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration -- Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Barclays Capital Municipal Bond Index reflects certain market sectors in which the fund may invest. The fund has selected Barclays Capital California

Municipal Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes the

Barclays Capital California Municipal Index better reflects the market sectors and securities in which the fund primarily invests. Lipper California Municipal

Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's primary objective. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if sales charge were included, results would be lower.)

Highest/Lowest quartely results duing this period were:

Highest  10.13% (quarter ended September 30,2009)

Lowest -7.29% (quarter ended December 31, 2008)

The fund's total return for the nine months ended

September 30,2011 was 9.19%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns Tax-Exempt Fund of California	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	(0.55%)	2.04%	3.53%	5.40%	Oct. 28, 1986
Class A After Taxes on Distributions	Share class A - After taxes on distributions	(0.55%)	2.04%	3.51%		Oct. 28, 1986
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	1.04%	2.33%	3.61%		Oct. 28, 1986
Class B	Share class B (before taxes)	(2.42%)	1.71%	3.31%	3.95%	Mar. 15, 2000
Class C	Share class C (before taxes)	1.50%	2.00%		2.98%	Mar. 19, 2001
Class F-1	Share class F-1 (before taxes)	3.22%	2.74%		3.72%	Mar. 20, 2001
Class F-2	Share class F-2 (before taxes)	3.49%			3.94%	Aug. 22, 2008
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	2.38%	4.09%	4.83%	6.31%	Oct. 28, 1986
Barclays Capital California Municipal Index	Barclays Capital California Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	2.97%	3.66%	4.64%		Oct. 28, 1986
Lipper California Municipal Debt Funds Average	Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	1.82%	2.36%	3.58%	5.51%	Oct. 28, 1986

Class A annualized 30-day yield at August 31, 2011: 3.62%

(For current yield information, please call American FundsLine®

at 800/325-3590.)